Capital and financial risk management (Tables)	12 Months Ended
Mar. 31, 2019
Fair value of financial instruments
Schedule of capital management

	2019	2018
	€m	€m
Net debt	27,033	29,631
Financial liabilities under put option arrangements[1]	1,844	1,838
Equity	63,445	68,607
Capital	92,322	100,076

Note:

1

Financial liabilities under put option arrangements comprise liabilities for payments due to holders of the equity shares in Kabel Deutschland AG under the terms of a domination and profit and loss transfer agreement; the amounts at 31 March 2018 were previously presented within short-term borrowings

Schedule of financial instruments exposure to credit risk

	2019	2018
	€m	€m
Cash at bank and in hand	2,434	2,197
Repurchase agreements and bank deposits	2,196	—
Money market funds	9,007	2,477
Managed investment funds	6,405	3,891
Government securities	3,011	1,974
Other investments	4,418	6,087
Derivative financial instruments	3,634	2,629
Trade receivables	5,077	5,402
Contract assets and other receivables	5,155	3,410
	41,337	28,067

Schedule of cash collateral, which is reported within short-term borrowings, held by Group

	2019	2018
	€m	€m
Cash collateral	2,011	1,070

Schedule of movements in the allowance for expected credit losses

					Trade receivables held
			Trade receivables held		at fair value through
	Contract assets		at amortised cost		other comprehensive income
	2019	2018	2019	2018	2019	2018[1]
	€m	€m	€m	€m	€m	€m
31 March as previously reported	—	—	1,249	1,418	—	—
Impact of adoption of IFRS 15	78	—	—	—	—	—
Impact of adoption of IFRS 9	56	—	185	—	23	—
1 April	134	—	1,434	1,418	23	—
Exchange movements	1	—	(19)	(78)	—	—
Amounts charged to administrative expenses	54	—	504	528	17	—
Other	(60)	—	(572)	(619)	—	—
31 March	129	—	1,347	1,249	40	—

Note:

1	Trade receivables were all held at amortised cost in the year to 31 March 2018 in accordance with IAS 39.

Schedule of ageing of receivables that are past due

31 March 2019	Trade receivables at amortised cost past due
	30 days	31-60	61-180	180
	or less	days	days	days+	Total
	€m	€m	€m	€m	€m
Gross carrying amount	448	253	550	1,041	2,292
Expected credit loss allowance	(94)	(64)	(216)	(882)	(1,256)
Net carrying amount	354	189	334	159	1,036

31 March 2018[2]	Trade receivables at amortised cost past due
	30 days	31–60	61–180	180
	or less	days	days	days+	Total
	€m	€m	€m	€m	€m
Gross carrying amount	810	226	530	1,250	2,816
Allowances for bad and doubtful debt	(32)	(35)	(206)	(925)	(1,198)
Net carrying amount	778	191	324	325	1,618

Notes:

1

Contract assets relate to amounts not yet due to customers. These amounts will be reclassified as trade receivables before they become due. Trade receivables at fair value through other comprehensive income are not materially past due.

2

Information relating to the year ending 31 March 2018 is presented under the Group’s IAS 39 accounting policies. Under these policies the Group’s management monitored the financial statements raising provisions for bad and doubtful debt as appropriate.

Schedule of maturity analysis for non-derivative financial liabilities on an undiscounted basis

	Bank	Commercial			Other
	loans	paper	Bonds	Borrowings[2]	financial liabilities[3]	Total
Maturity profile[1]	€m	€m	€m	€m	€m	€m
Within one year	1,498	873	1,486	2,155	15,941	21,953
In one to two years	714	—	4,826	158	125	5,823
In two to three years	568	—	4,917	96	—	5,581
In three to four years	—	—	4,558	1,775	—	6,333
In four to five years	350	—	7,878	320	—	8,546
In more than five years	—	—	37,586	336	—	37,922
	3,130	873	61,251	4,840	16,066	86,160
Effect of discount/financing rates	(130)	—	(16,759)	(250)	(12)	(17,151)
31 March 2019	3,000	873	44,492	4,590	16,054	69,009
Within one year	1,251	2,715	4,348	1,164	14,975	24,453
In one to two years	748	—	1,816	34	175	2,773
In two to three years	507	—	4,411	25	—	4,943
In three to four years	569	—	4,228	22	—	4,819
In four to five years	—	—	3,692	26	—	3,718
In more than five years	350	—	24,635	172	—	25,157
	3,425	2,715	43,130	1,443	15,150	65,863
Effect of discount/financing rates	(109)	(3)	(9,180)	—	(16)	(9,308)
31 March 2018	3,316	2,712	33,950	1,443	15,134	56,555

Notes:

1

Maturities reflect contractual cash flows applicable except in the event of a change of control or event of default, upon which lenders have the right, but not the obligation, to request payment within 30 days. This also applies to undrawn committed facilities. It should be noted that a material adverse change clause does not apply with the exception of €135 million of debt in relation to the mandatorily convertible bonds (which would also accelerate conversion of the £3.4 billion principal recognised in equity – see note 20 “Borrowings and capital resources”). Furthermore, €1,722 million of bank facilities are capped at 50% of operating company capital expenditures.

2

Includes present value of minimum lease payments under finance lease arrangement under which the Group has leased certain of its equipment. with maturity profile €46 million (2018: €46 million) within one year, €104 million (2018: €94 million) within two to five years and €152 million (2018: €172 million) greater than five years.

3	Includes financial liabilities under put option arrangements and non-derivative financial liabilities presented within trade and other payables.

Schedule of maturity analysis for derivative financial liabilities on an undiscounted basis

	2019			2018
	Payable	Receivable	Total	Payable	Receivable	Total
	€m	€m	€m	€m	€m	€m
Within one year	(23,469)	23,672	203	(18,055)	18,363	308
In one to two years	(8,356)	8,752	396	(3,925)	3,875	(50)
In two to three years	(3,772)	4,386	614	(4,904)	4,911	7
In three to four years	(3,959)	4,624	665	(2,223)	2,324	101
In four to five years	(3,710)	4,285	575	(3,834)	3,687	(147)
In more than five years	(34,987)	39,334	4,347	(20,702)	23,021	2,319
	(78,253)	85,053	6,800	(53,643)	56,181	2,538
Effect of discount/financing rates			(5,610)			(2,292)
Financial derivative net receivable			1,190			246

Schedule of sensitivity of Group's adjusted operating profit to strengthening major currency

	2019	2018
	€m	€m
ZAR 9% change (2018: 15%) – Increase in operating profit[1]	147	239
USD 10% change (2018: 9%) – Decrease in profit before taxation	(81)	(65)
GBP 4% change (2018: 7%) – Increase in profit before taxation	183	208

Note:

1	Operating profit before impairment losses and other income and expense.

Schedule of carrying value and nominal amounts of derivatives

At 31 March 2019	Other comprehensive income
				Opening	(Gain)/	Gain/(Loss)	Closing			Average
		Carrying	Carrying	balance	Loss	recycled to	balance	Average		euro
	Nominal	value	value	31 March	deferred to	financing	31 March	maturity	Average	interest
	amounts	Assets	Liabilities	2018	OCI	costs	20191	year	FX rates	rate
	€m	€m	€m	€m	€m	€m	€m			%
Cash flow hedges – foreign currency risk
Cross currency and foreign exchange swaps
US dollar bonds	18,444	1,273	83	132	(1,410)	1,099	(179)	2034	1.18	2.83
Australian dollar bonds	736	14	2	(4)	(21)	8	(17)	2024	1.56	0.86
Swiss franc bonds	624	—	43	16	(25)	31	22	2027	1.08	1.36
Pound sterling bonds	2,720	76	112	8	(39)	69	38	2048	0.87	2.45
Hong Kong dollar bonds	233	3	7	15	(23)	21	13	2029	8.96	1.46
Japanese yen bonds	78	1	—	—	(3)	5	2	2037	128.53	2.47
Norwegian krona bonds	241	2	14	(4)	5	—	1	2026	9.20	1.19
Cash flow hedges – foreign currency and interest rate risk[2]
Cross currency swaps – US dollar bonds	905	33	—	1	(40)	51	12	2022	1.15	0.90
Cash flow hedges – interest rate risk[2]
Interest rate swaps – Euro loans	668	—	17	15	1	(5)	11	2021	—	1.22
Fair value hedges – interest rate risk[3]
Interest rate swaps – Eurobonds	186	117	—	—	—	—	—	2028	—	—
Net investment hedge – foreign exchange risk4.5
Cross currency and foreign exchange swaps – South African rand investment	1,952	120	3	918	(108)	—	810	2020	15.23	0.11
	26,787	1,639	281	1,097	(1,663)	1,279	713

At 31 March 2018	Other comprehensive income
				Opening		(Gain)/Loss	Closing			Average
		Carrying	Carrying	balance	(Gain)/Loss	recycled to	balance	Average		euro
	Nominal	value	value	31 March	deferred to	financing	31 March	maturity	Average FX	interest
	amounts	Assets	Liabilities	2017	OCI	costs	2018	year	rates	rate
	€m	€m	€m	€m	€m	€m	€m			%
Cash flow hedges – foreign currency risk
Cross currency and foreign exchange swaps
US dollar bonds 3.62	5,929	176	364	(183)	1,570	(1,255)	132	2035	1.19	3.62
Australian dollar bonds 0.86	736	—	9	—	14	(18)	(4)	2024	1.56	0.86
Swiss franc bonds 1.36	624	—	68	4	70	(58)	16	2027	1.08	1.36
Pound sterling bonds 2.09	1,212	18	175	(6)	18	(4)	8	2044	0.85	2.09
Hong Kong dollar bonds 1.46	233	—	28	—	29	(14)	15	2029	8.96	1.46
Japanese yen bonds 2.47	78	—	2	—	2	(2)	—	2037	128.53	2.47
Norwegian krona bonds 1.19	241	5	11	(9)	14	(9)	(4)	2026	9.20	1.19
Cash flow hedges – foreign currency and interest rate risk[2]
Cross currency swaps – US dollar bonds 0.57	709	—	8	4	98	(101)	1	2019	1.17	0.57
Cash flow hedges – interest rate risk[2]
Interest rate swaps – Euro loans 1.22	668	—	16	18	(4)	1	15	2021	—	1.22
Fair value hedges – interest rate risk[3]
Interest rate swaps – Eurobonds	186	100	—	—	—	—	—	2028	—	—
Interest rate swaps – US dollar bonds	2,115	—	76	—	—	—	—	2022	—	—
Net investment hedge – foreign exchange risk 4.5
Cross currency and foreign exchange swaps – South African rand investment 0.13	2,007	58	128	758	161	—	918	2019	14.62	0.13
	14,738	357	885	586	1,972	(1,460)	1,097

Notes:

1

Fair value movement deferred into other comprehensive income includes €754 million loss (2018: €572 million loss) and €1 million gain (2018: €19 million gain) of foreign currency basis outside the cash flow and net investment hedge relationships respectively.

2

For cash flow hedges, the movement in the hypothetical derivative (hedged item) mirrors that of the hedging instrument. Hedge ineffectiveness of swaps designated in a cashflow hedge during the period was €nil (2018: €nil).

3

The carrying value of the bond includes €86 million loss (2018: €92 million loss) of cumulative fair value adjustment for the hedged interest rate risk. Net ineffectiveness on the fair value hedges,€2 million loss (2018: €12 million loss) is recognised in the income statement.The carrying value of bonds includes an additional €749 million loss (2018: €727 million loss) in relation to fair value of bonds previously designated in fair value hedge relationships.

4	Hedge ineffectiveness of swaps designated in a net investment hedge during the period was €nil (2018: €nil).

Schedule of Group's financial assets and liabilities that are subject to offset in the balance sheet and the impact of enforceable master netting or similar agreements

At 31 March 2019				Related amounts not set off in the balance sheet
			Amounts	Right of set off
			presented in	with derivative
	Gross amount	Amount set off	balance sheet	counterparties	Cash collateral	Net amount
	€m	€m	€m	€m	€m	€m
Derivative financial assets	3,634	—	3,634	(1,549)	(2,011)	74
Derivative financial liabilities	(2,444)	—	(2,444)	1,549	1,081	186
Total	1,190	—	1,190	—	(930)	260

At 31 March 2018				Related amounts not set off in the balance sheet
			Amounts	Right of set off
			presented in	with derivative
	Gross amount	Amount set off	balance sheet	counterparties	Cash collateral	Net amount
	€m	€m	€m	€m	€m	€m
Derivative financial assets	2,629	—	2,629	(1,467)	(1,070)	92
Derivative financial liabilities	(2,383)	—	(2,383)	1,467	718	(198)
Total	246	—	246	—	(352)	(106)